Note 7 - Capital Stock and Reserves - Summary of Warrant Transactions (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares $ / shares shares	Mar. 31, 2023 $ / shares shares	Sep. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares
Statement Line Items [Line Items]
Issued, warrants, weighted average exercise price (in CAD per share) | $ / shares			$ 6.25
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares					$ 6.25	$ 6.25
Balances, number of warrants (in shares)	800,000	0	0
Issued, number of warrants (in shares)	0	800,000	800,000
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	800,000	800,000	800,000	0
March 13, 2026 (in shares)	0	(800,000)	(800,000)
Unit warrants expiring December 2, 2023 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares		$ 6.5	$ 6.5
Balances, number of warrants (in shares)	0	24,000	24,000
Issued, number of warrants (in shares)		0	0
Exercised, number of warrants (in shares)		0	0
Cancelled, number of warrants (in shares)		(24,000)	(24,000)
Balances, number of warrants (in shares)		0	0	24,000
March 13, 2026 (in shares)		0	0
Agent warrants expiring August 19, 2024 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 10	$ 10	$ 10
Balances, number of warrants (in shares)	5,765	5,765	5,765
Issued, number of warrants (in shares)	0	0	0
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	(5,765)	0	0
Balances, number of warrants (in shares)	0	5,765	5,765	5,765
March 13, 2026 (in shares)	0	0	0
Unit warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 4	$ 4	$ 4
Balances, number of warrants (in shares)	341,592	0	0
Issued, number of warrants (in shares)	0	341,592	341,592
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	341,592	341,592	341,592	0
March 13, 2026 (in shares)	0	(341,592)	(341,592)
Agent warrants expiring August 21, 2028 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 6.25	$ 6.25	$ 6.25
Balances, number of warrants (in shares)	40,000	0	0
Issued, number of warrants (in shares)	0	40,000	40,000
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	40,000	40,000	40,000	0
March 13, 2026 (in shares)	0	(40,000)	(40,000)
Unit warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 4
Balances, number of warrants (in shares)	0
Issued, number of warrants (in shares)	247,471
Exercised, number of warrants (in shares)	0
Cancelled, number of warrants (in shares)	0
Balances, number of warrants (in shares)	247,471	0	0
March 13, 2026 (in shares)	(247,471)
Agent warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 3.4	$ 3.4	$ 3.4
Balances, number of warrants (in shares)	3,274	0	0
Issued, number of warrants (in shares)	0	3,274	3,274
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	3,274	3,274	3,274	0
March 13, 2026 (in shares)	0	(3,274)	(3,274)
Agent warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
warrants, exercise price (in dollars per share) | $ / shares	$ 3.4
Balances, number of warrants (in shares)	0
Issued, number of warrants (in shares)	51
Exercised, number of warrants (in shares)	0
Cancelled, number of warrants (in shares)	0
Balances, number of warrants (in shares)	51	0	0
March 13, 2026 (in shares)	(51)
Unit warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)	1,141,592	24,000	24,000
Issued, number of warrants (in shares)	247,471	1,141,592	1,141,592
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	(24,000)	(24,000)
Balances, number of warrants (in shares)	1,389,063	1,141,592	1,141,592	24,000
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 5.58	$ 6.5
Issued, warrants, weighted average exercise price (in CAD per share) | (per share)	4		$ 5.58
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	0
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	6.5	$ 6.5
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 5.3	$ 5.58		$ 6.5
Weighted average remaining life (years) (Year)	3 years 5 months 15 days	3 years 8 months 1 day	3 years 8 months 1 day	8 months 1 day
March 13, 2026 (in shares)	(247,471)	(1,141,592)	(1,141,592)
Agent warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)	49,039	5,765	5,765
Issued, number of warrants (in shares)	51	43,274	43,274
Exercised, number of warrants (in shares)	0	0	0
Cancelled, number of warrants (in shares)	0	0	0
Balances, number of warrants (in shares)	43,325	49,039	49,039	5,765
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 6.5	$ 10
Issued, warrants, weighted average exercise price (in CAD per share) | $ / shares	3.4	3.4
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	0
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares	0	0	$ 0
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares	$ 6.03	$ 6.5		$ 10
Weighted average remaining life (years) (Year)	3 years 10 months 17 days	2 years 11 months 8 days	2 years 11 months 8 days
March 13, 2026 (in shares)	(51)	(43,274)	(43,274)